UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D. C.  20549

                      FORM 13F


Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check her if Amendment [  ]; Amendment Number:____
This Amendment (Check only one.):	[  ] is a restatement.
                             		[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		   ING Mutual Funds Management Co. LLC
Address:	   1475 Dunwoody Drive
       	           West Chester, Pennsylvania 19380-1478

Form 13F File Number:	28-7516

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Louis S. Citron
Title:	        Senior Vice President/General Counsel
Phone:	        (610) 425-3853

Signature, Place and Date of Signing:

/s/Louis S. Citron	West Chester, Pennsylvania	   October 5, 2000
     [Signature]		  [State]		      [date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT

[X]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-4544			Baring Asset Management, Inc.
28-7184			Furman Selz Capital Management LLC
28-7796			ING Investment Management Advisors B.V.
28-7292			ING Investment Management LLC